Noncontrolling interests (Details) € in Thousands, $ in Thousands			12 Months Ended
	Dec. 20, 2018 USD ($)	Dec. 20, 2018 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 14, 2019	Jul. 02, 2018	Apr. 15, 2015
Noncontrolling Interest [Line Items]
Purchase of noncontrolling interests	$ (85,520)		$ (85,520)		$ (1,144)	$ (20,230)
Proceeds from Noncontrolling Interests			57,046		35,390	0
Redeemable Noncontrolling Interest, Equity, Other, Redemption Value					4,366
Stockholders' Equity Attributable to Noncontrolling Interest			0		285
Net Income (Loss) Attributable to Noncontrolling Interest			(1,572)		3,055	(488)
Distribution to noncontrolling interest			(3,375)		0	0
Other Comprehensive (Income) Loss, Foreign Currency Translation Adjustment, Tax, Portion Attributable to Noncontrolling Interest			(2,994)
Reclassification to redeemable noncontrolling interest						(3,357)
Temporary Equity, Accretion to Redemption Value			7,140			68
WIRmachenDRUCK GmbH [Member]
Noncontrolling Interest [Line Items]
Purchase of noncontrolling interests	$ (41,177)	€ (36,173)
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	12.00%	12.00%
Distribution to noncontrolling interest			(3,375)
Temporary Equity, Accretion to Redemption Value			7,133
Exagroup SAS [Member]
Noncontrolling Interest [Line Items]
Purchase of noncontrolling interests			(44,343)
Business Acquisition, Percentage of Voting Interests Acquired								30.00%		70.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										30.00%
Redeemable Noncontrolling Interest, Equity, Other, Redemption Value | €							€ 39,000
VIDA Group Co. [Domain]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Period Increase (Decrease)			(40)
Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Purchase of noncontrolling interests			(2,714)
Reclassification to redeemable noncontrolling interest						(3,357)
Temporary Equity, Accretion to Redemption Value						68
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Period Increase (Decrease)			(308)
Stockholders' Equity Attributable to Noncontrolling Interest			0		285	213
Net Income (Loss) Attributable to Noncontrolling Interest			(6)		72
Other Comprehensive (Income) Loss, Foreign Currency Translation Adjustment, Tax, Portion Attributable to Noncontrolling Interest			29
Redeemable noncontrolling interest [Member]
Noncontrolling Interest [Line Items]
Proceeds from Noncontrolling Interests					35,390
Stockholders' Equity Attributable to Noncontrolling Interest			63,182		86,151	$ 45,412
Net Income (Loss) Attributable to Noncontrolling Interest			(1,566)		2,983
Other Comprehensive (Income) Loss, Foreign Currency Translation Adjustment, Tax, Portion Attributable to Noncontrolling Interest					$ 2,366
Proceeds from Contributions from Affiliates			9,061
VIDA Group Co. [Domain]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									73.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									27.00%
PrintBrothers [Member]
Noncontrolling Interest [Line Items]
Proceeds from Noncontrolling Interests			$ 57,046	€ 50,173
Minimum [Member] | PrintBrothers [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			12.00%				12.00%
Maximum [Member] | PrintBrothers [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			13.00%				13.00%